Fair Value Measurements (Table)	12 Months Ended
Sep. 30, 2016
Fair Value Disclosures [Abstract]
Fair value measurements table
The following tables summarize, by level within the fair value hierarchy, our assets and liabilities that were accounted for at fair value on a recurring basis as of September 30, 2016 and 2015. As required under authoritative accounting literature, assets and liabilities are categorized in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)(1)	Significant Other Unobservable Inputs (Level 3)	Netting and Cash Collateral(2)	September 30, 2016
	(In thousands)
Assets:
Financial instruments
Distribution segment	$—	$4,851	$—	$—	$4,851
Natural gas marketing segment	—	39,290	—	(32,515)	6,775
Total financial instruments	—	44,141	—	(32,515)	11,626
Hedged portion of gas stored underground	52,578	—	—	—	52,578
Available-for-sale securities
Money market funds	—	2,630	—	—	2,630
Registered investment companies	38,677	—	—	—	38,677
Bonds	—	31,394	—	—	31,394
Total available-for-sale securities	38,677	34,024	—	—	72,701
Total assets	$91,255	$78,165	$—	$(32,515)	$136,905
Liabilities:
Financial instruments
Distribution segment	$—	$266,489	$—	$(25,670)	$240,819
Natural gas marketing segment	—	57,195	—	(57,195)	—
Total liabilities	$—	$323,684	$—	$(82,865)	$240,819

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)(1)	Significant Other Unobservable Inputs (Level 3)	Netting and Cash Collateral(3)	September 30, 2015
	(In thousands)
Assets:
Financial instruments
Distribution segment	$—	$746	$—	$—	$746
Natural gas marketing segment	—	91,363	—	(82,509)	8,854
Financial instruments	—	92,109	—	(82,509)	9,600
Hedged portion of gas stored underground	43,901	—	—	—	43,901
Available-for-sale securities
Money market funds	—	1,072	—	—	1,072
Registered investment companies	40,619	—	—	—	40,619
Bonds	—	32,509	—	—	32,509
Total available-for-sale securities	40,619	33,581	—	—	74,200
Total assets	$84,520	$125,690	$—	$(82,509)	$127,701
Liabilities:
Financial instruments
Distribution segment	$—	$120,107	$—	$—	$120,107
Natural gas marketing segment	—	125,983	—	(125,983)	—
Financial instruments	$—	$246,090	$—	$(125,983)	$120,107

(1)
Our Level 2 measurements consist of over-the-counter options and swaps, which are valued using a market-based approach in which observable market prices are adjusted for criteria specific to each instrument, such as the strike price, notional amount or basis differences, municipal and corporate bonds, which are valued based on the most recent available quoted market prices and money market funds which are valued at cost.

(2)
This column reflects adjustments to our gross financial instrument assets and liabilities to reflect netting permitted under our master netting agreements and the relevant authoritative accounting literature. In addition, as of September 30, 2016, we had $25.7 million of cash held in margin accounts to collateralize certain distribution financial instruments, which were used to offset current and noncurrent risk management liabilities. As of September 30, 2016 we also had $24.7 million of cash held in margin accounts to collateralize certain natural gas marketing financial instruments. Of this amount, $17.9 million was used to offset current and noncurrent risk management liabilities under master netting agreements and the remaining $6.8 million is classified as current risk management assets.

(3)
This column reflects adjustments to our gross financial instrument assets and liabilities to reflect netting permitted under our master netting agreements and the relevant authoritative accounting literature. In addition, as of September 30, 2015 we had $43.5 million of cash held in margin accounts to collateralize certain natural gas marketing financial instruments. Of this amount, $34.6 million was used to offset current and noncurrent risk management liabilities under master netting agreements and the remaining $8.9 million is classified as current risk management assets.

Available for sale securities
Available-for-sale securities are comprised of the following:

	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value
	(In thousands)
As of September 30, 2016
Domestic equity mutual funds	$26,692	$6,419	$(590)	$32,521
Foreign equity mutual funds	4,954	1,202	—	6,156
Bonds	31,296	108	(10)	31,394
Money market funds	2,630	—	—	2,630
	$65,572	$7,729	$(600)	$72,701
As of September 30, 2015
Domestic equity mutual funds	$27,643	$7,332	$(456)	$34,519
Foreign equity mutual funds	5,261	905	(66)	6,100
Bonds	32,423	106	(20)	32,509
Money market funds	1,072	—	—	1,072
	$66,399	$8,343	$(542)	$74,200

Other fair value measurements table	The following table presents the carrying value and fair value of our debt as of September 30, 2016:

September 30, 2016
(In thousands)
Carrying Amount	$2,460,000
Fair Value	$2,844,990